Warrant Plans	12 Months Ended
Dec. 31, 2017
Warrant plans
Warrant plans

29. Warrant plans

Presented below is a summary of warrant activities for the reported periods. Various warrant plans were approved for the benefit of our employees, and for directors and independent consultants of Galapagos NV. For warrant plans issued prior to 2011, the warrants offered to the employees and independent consultants vest according to the following schedule: 10% of the warrants vest on the date of the grant; an additional 10% vest at the first anniversary of the grant; an additional 20% vest at the second anniversary of the grant; an additional 20% vest at the third anniversary of the grant; and an additional 40% vest at the end of the third calendar year following the grant.

The warrants granted under warrant plans created from 2011 onwards vest at the end of the third calendar year following the year of the grant, with no intermediate vesting, with the exception of the warrants granted under Warrant Plan 2015 (B), Warrant Plan 2015 RMV, and Warrant Plan 2016 (B), which vest on the third anniversary of the notary deed enacting the acceptance and issuance of the warrants.

The warrants offered to directors vest over a period of 36 months at a rate of 1/36th per month.

Warrants cannot be exercised before the end of the third calendar year following the year of the grant, except for warrants granted under Warrant Plan 2015 (B), Warrant Plan 2015 RMV, and Warrant Plan 2016 (B), which become exercisable on the third anniversary of the notary deed enacting the acceptance and issuance of the warrants. In the event of a change of control over Galapagos NV, all outstanding warrants vest immediately and will be immediately exercisable.

After the reverse 4:1 share split approved by the extraordinary shareholders’ meeting of 29 March 2005, four warrants under Warrant Plan 2002 Belgium entitle the warrant holder to subscribe for one ordinary share. For the warrant plans created from 2005 onwards, one warrant entitles the warrant holder to subscribe for one ordinary share. In the summaries and tables below, the numbers of warrants issued under Warrant Plan 2002 Belgium are divided by four to avoid confusion in entitlements and rights.

The table below sets forth a summary of warrants outstanding and exercisable at December 31, 2017, per warrant plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Warrant plan	date	date	price (€)	2017	year	year	year	year	2017	2017
2002 B	1/31/2005	1/30/2017	6.76	25,000		(25,000)			—	—
2005	7/4/2005	7/3/2018	6.91	90,000		(60,000)			30,000	30,000
2005	12/15/2005	12/14/2018	8.6	12,500		(5,000)			7,500	7,500
2006 BNL	5/4/2007	5/3/2020	9.22	7,500		(7,500)			—	—
2006 BNL	6/28/2007	6/27/2020	8.65	735					735	735
2006 BNL	12/21/2007	12/20/2020	7.12	1,050					1,050	1,050
2007	6/28/2007	6/27/2020	8.65	48,909					48,909	48,909
2007 RMV	10/25/2007	10/24/2020	8.65	37,650		(5,050)			32,600	32,600
2008	6/26/2008	6/25/2021	5.6	79,600		(2,500)			77,100	77,100
2009	4/1/2009	3/31/2017	5.87	7,500		(7,500)			—	—
2010	4/27/2010	4/26/2018	11.55	53,000		(10,500)			42,500	42,500
2011	5/23/2011	5/22/2019	9.95	59,100		(6,600)			52,500	52,500
2012	9/3/2012	9/2/2020	14.19	247,160		(37,270)			209,890	209,890
2013	5/16/2013	5/15/2021	19.38	432,240		(171,280)		(400)	260,560	260,560
2013 (B)	9/18/2013	9/17/2021	15.18	30,000		(30,000)			—	—
2014	7/25/2014	7/24/2022	14.54	536,660					536,660
2014 (B)	10/14/2014	10/13/2022	11.93	150,000					150,000
2015	4/30/2015	4/29/2023	28.75	517,053					517,053
2015 (B)	12/22/2015	12/21/2023	49.00	399,000					399,000
2015 RMV	12/22/2015	12/21/2023	49.00	97,500					97,500
2016	6/1/2016	5/31/2024	46.10	514,250					514,250
2016 RMV	6/1/2016	5/31/2024	46.10	120,000					120,000
2016 (B)	1/20/2017	1/19/2025	62.50		150,000				150,000
2017	5/17/2017	5/16/2025	80.57		595,500				595,500
2017 RMV	5/17/2017	5/16/2025	80.57		127,500				127,500
Total				3,466,407	873,000	(368,200)	—	(400)	3,970,807	763,344

		Weighted
		average
		exercise
	Warrants	price (Euro)
Outstanding on January 1, 2015	3,590,853	€12.1
Exercisable on December 31, 2014	1,355,213

Granted during the period	532,053
Forfeited during the year	(72,500)
Exercised during the period	(1,244,714)
Expired during the year	—
Outstanding on December 31, 2015	2,805,692	€16.2
Exercisable on December 31, 2015	720,749

Granted during the period	1,130,750
Forfeited during the year	(48,500)
Exercised during the period	(419,035)
Expired during the year	(2,500)
Outstanding on December 31, 2016	3,466,407	€27.1
Exercisable on December 31, 2016	669,704

Granted during the period	873,000
Forfeited during the year	—
Exercised during the period	(368,200)
Expired during the year	(400)
Outstanding on December 31, 2017	3,970,807	€39.3
Exercisable on December 31, 2017	763,344

The table below sets forth the inputs into the valuation of the warrants.

	2017	2017 RMV	2016 (B)	2016	2016 RMV	2015 (B)	2015 RMV	2015
	May 17	May 17	January 20	June 1	June 1	December 22	December 22	April 30
Exercise Price	€80.57	€80.57	€62.50	€46.10	€46.10	€49.00	€49.00	€28.75
Share price at acceptance date	€68.67	€68.67	€75.18	€48.71	€47.63	€39.85	€39.78	€46.09
Fair value on the acceptance date	€26.85	€26.80	€37.27	€21.95	€21.16	€15.41	€15.39	€26.05
Estimated volatility (%)	40.06	40.08	40.33	40.69	40.69	41.10	41.08	39.20
Time to expiration (years)	8	8	8	8	8	8	8	8
Risk free rate (%)	0.33	0.29	0.51	—	—	0.24	0.28	0.39
Expected dividends	None	None	None	None	None	None	None	None

Warrant Plans

The exercise price of the warrants is determined pursuant to the applicable provisions of the Belgian Companies Code.

The estimated volatility is calculated on the basis of the historical volatility of the share price over the expected life of the warrants, validated by reference to the volatility of a representative biotech index.

The time to expiration of the warrant is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

The warrants were accounted for in accordance with International Financial Reporting Standard 2 on Share Based Payments. IFRS 2 takes effect for all warrants offered after November 7, 2002.

Our warrants expense in 2017 amounted to €16,536 thousand (2016: 11,034 thousand; 2015: €5,036 thousand).

The following table provides an overview of the outstanding warrants per category of warrant holders at December 31, 2017, 2016 and 2015.

Category

	December 31,
	2017	2016	2015
	(in number of warrants)
Non-executive directors	216,060	165,240	115,730
Executive team	2,039,374	1,676,874	1,376,874
Other	1,715,373	1,624,293	1,313,088
Total warrants outstanding	3,970,807	3,466,407	2,805,692

The outstanding warrants at the end of the accounting period have an average exercise price of €39.32 (2016: €27.06; 2015: €16.22) and a weighted average remaining expected life of 1,441 days (2016: 1,482 days; 2015: 1,469 days).